Risk Management (Tables)	12 Months Ended
Feb. 29, 2024
Risk Management [Abstract]
Schedule of Expected Credit Losses on Financial Assets Recognized in Profit or Loss	Expected credit losses on financial assets recognized in profit or loss were as follows:
	Year ended February 29/28
Figures in Rand thousands	2024	2023	2022

Expected credit loss provision on trade receivables arising from contracts with customers	109,422	87,541	88,482

Schedule of Provides Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category	The following table provides information about the expected credit loss rate for trade receivables by ageing category:
Figures in Rand thousands	Expected credit loss rate	Gross carrying amount	Impairment loss allowance

At February 29, 2024
Since invoicing	6%	201,762	12,844
1 month since invoicing date	14%	64,098	8,988
2 months since invoicing date	22%	39,487	8,627
3 months since invoicing date	54%	248,760	134,781
Total	30%	554,107	165,240
Figures in Rand thousands	Expected credit loss rate	Gross carrying amount	Impairment loss allowance

At February 28, 2023
Since invoicing	7%	195,058	13,177
1 month since invoicing date	18%	51,655	9,434
2 months since invoicing date	25%	29,777	7,328
3 months since invoicing date	57%	209,250	119,602
Total	31%	485,740	149,541

Schedule of ConContractual Undiscounted Cash Flows and Includes Contractual Interest Payments	The amounts disclosed in the table are the contractual undiscounted cash flows and includes contractual interest payments.
Figures in Rand thousands	Less than 1 year	2 years	3 years	4 years	>5 years	Total

At February 29, 2024
Term loans	11,313	45,089	–	–	–	56,402
Lease obligations	74,161	63,876	34,842	31,868	15,033	219,780
Trade and other payables	398,153	–	–	–	–	398,153
Loans from related parties	924	–	–	–	–	924
Bank overdraft	23,362	–	–	–	–	23,362

At February 28, 2023
Term loans	21,993	18,352	17,596	15,751	–	73,692
Lease obligations	56,511	37,454	15,084	11,180	10,271	130,500
Trade and other payables	329,481	–	–	–	–	329,481
Loans from related parties	607	–	–	–	–	607
Bank overdraft	40	–	–	–	–	40

Schedule of Currency Risk	The summarized quantitative data about the Group’s exposure to currency risk as reported to the management of the Group is as follows:
Figures in Rand thousands	USD	EUR	SGD

At February 29, 2024
Trade and other receivables	326,060	5,213	1,306
Loan from related parties	127,802	86,824	–
Loan to related parties	(236,878)	–	(20,869)
Cash and cash equivalents	70,015	2,590	1,868
Trade and other payables	(230,793)	(5,318)	(15,639)
	56,206	89,309	(33,334)
At February 28, 2023
Trade and other receivables	104,583	40	433
Loan from related parties	114,186	80,342	–
Loan to related parties	(229,229)	–	(20,040)
Cash and cash equivalents	61,780	2,337	560
Trade and other payables	(50,581)	(5,846)	(8,135)
	739	76,873	(27,182)

Schedule of Measurement Financial Instruments Denominated in a Foreign Currency	The analysis assumes that all other variables remain constant. A factor change of 10% has been applied to the exchange rates.
Figures in Rand thousands	Strengthening of ZAR	Weakening of ZAR

February 29, 2024
USD	(5,621)	5,621
EUR	(8,931)	8,931
SGD	3,333	(3,333)
	(11,219)	11,219
February 28, 2023
USD	(74)	74
EUR	(7,687)	7,687
SGD	2,718	(2,718)
	(5,043)	5,043

Schedule of Illustrates the Effects on Group’s Earnings and Equity, all Other Factors Remaining Constant	The following table illustrates the effects on Group’s earnings and equity, all other factors remaining constant. A factor of 1% has been applied to the interest rates:
	As of February 29/28
Figures in Rand thousands	2024	2023

Effect on profit before tax (1% increase)	(479)	(599)
Effect on profit before tax (1% decrease)	479	599